Property, plant and equipment	12 Months Ended
Jun. 30, 2024
Text block 1 [Abstract]
Property, plant and equipment
11 Property, plant and equipment

	Land and buildings	Plant and equipment	Other mineral assets	Assets under construction	Exploration and evaluation	Total
	US$M	US$M	US$M	US$M	US$M	US$M
Net book value – 30 June 2024
At the beginning of the financial year	8,140	36,654	13,304	13,481	239	71,818
Additions 1	27	1,206	795	8,840	58	10,926
Remeasurements of index-linked freight contracts 2	–	230	–	–	–	230
Depreciation for the year	(637)	(4,287)	(264)	–	–	(5,188)
Impairments for the year 3	(88)	(1,440)	(930)	(1,365)	(10)	(3,833)
Disposals	(1)	(15)	–	–	–	(16)
Divestment of subsidiaries and operations 4	(293)	(1,093)	(23)	(44)	–	(1,453)
Transfers and other movements	417	3,249	(655)	(3,815)	(51)	(855)

At the end of the financial year 5	7,565	34,504	12,227	17,097	236	71,629

– Cost	15,180	86,989	19,900	19,106	1,035	142,210
– Accumulated depreciation and impairments	(7,615)	(52,485)	(7,673)	(2,009)	(799)	(70,581)

Net book value – 30 June 2023
At the beginning of the financial year	8,079	35,500	8,494	9,031	191	61,295
Additions 1	194	1,024	842	6,332	56	8,448
Acquisition of subsidiaries and operations 6	88	2,256	4,612	720	–	7,676
Remeasurements of index-linked freight contracts 2	–	53	–	–	–	53
Depreciation for the year	(586)	(4,156)	(225)	–	–	(4,967)
Impairments for the year 3	–	(73)	–	–	–	(73)
Disposals	(2)	(6)	–	–	–	(8)
Transfers and other movements	367	2,056	(419)	(2,602)	(8)	(606)

At the end of the financial year 5	8,140	36,654	13,304	13,481	239	71,818

– Cost	15,258	85,394	19,420	14,245	1,029	135,346
– Accumulated depreciation and impairments	(7,118)	(48,740)	(6,116)	(764)	(790)	(63,528)

1	Includes change in estimates and net foreign exchange gains/(losses) related to the closure and rehabilitation provisions for operating sites. Refer to note 15 ‘Closure and rehabilitation provisions’.

2	Relates to remeasurements of index-linked freight contracts including continuous voyage charters (CVCs). Refer to note 22 ‘Leases’.

3	Refer to note 13 ‘Impairment of non-current assets’ for information on impairments.

4	Relates to the divestment of the Blackwater and Daunia mines completed on 2 April 2024. Refer to note 3 ‘Exceptional items’ for more information.

5
Includes the carrying value of the Group’s
right-of-use
assets relating to land and buildings and plant and equipment of US$2,708 million (2023: US$2,809 million). Refer to note 22 ‘Leases’ for the movement of the right-of-use
assets.

6	Relates to the acquisition of OZL on 2 May 2023. Refer to note 29 ‘Business combinations’ for more information.
Recognition and measurement
Property, plant and equipment
Property, plant and equipment is recorded at cost less accumulated depreciation and impairment charges. Cost is the fair value of consideration given to acquire the asset at the time of its acquisition or construction and includes the direct costs of bringing the asset to the location and the condition necessary for operation and the estimated future costs of closure and rehabilitation of the facility.
Right-of-use
assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. Refer to note 22 ‘Leases’ for further details.
Right-of-use
assets are presented within the category of property, plant and equipment according to the nature of the underlying asset leased.
Exploration and evaluation
Exploration costs are incurred to discover mineral resources. Evaluation costs are incurred to assess the technical feasibility and commercial viability of resources found.
Exploration and evaluation expenditure is charged to the income statement as incurred, except in the following circumstances in which case the expenditure may be capitalised:

•	the exploration and evaluation activity is within an area of interest that was previously acquired as an asset acquisition or in a business combination and measured at fair value on acquisition or

•	the existence of a commercially viable mineral deposit has been established
A regular review of each area of interest is undertaken to determine the appropriateness of continuing to carry forward costs in relation to that area. Capitalised costs are only carried forward to the extent that they are expected to be recovered through the successful exploitation of the area of interest or alternatively by its sale. To the extent that capitalised expenditure is no longer expected to be recovered, it is charged to the income statement.
Development expenditure
When proven mineral reserves are determined and development is sanctioned, capitalised exploration and evaluation expenditure is reclassified as assets under construction within property, plant and equipment. All subsequent development expenditure is capitalised and classified as assets under construction, provided commercial viability conditions continue to be satisfied.
The Group may use funds sourced from external parties to finance the acquisition and development of assets and operations. Finance costs are expensed as incurred, except where they relate to the financing of construction or development of qualifying assets. Borrowing costs directly attributable to acquiring or constructing a qualifying asset are capitalised during the development phase.
In the instance where saleable material is extracted prior to the commissioning of a project/site, sale proceeds are recognised as revenue, with associated costs also recognised in the income statement. On completion of development, all assets included in assets under construction are reclassified as either plant and equipment or other mineral assets and depreciation commences.
Other mineral assets
Other mineral assets comprise:

•	capitalised exploration, evaluation and development expenditure for assets in production

•	mineral rights acquired

•	capitalised development and production stripping costs
Overburden removal costs
The process of removing overburden and other waste materials to access mineral deposits is referred to as stripping. Stripping is necessary to obtain access to mineral deposits and occurs throughout the life of an open-pit
mine. Development and production stripping costs are classified as other mineral assets in property, plant and equipment.
Stripping costs are accounted for separately for individual components of an ore body. The determination of components is dependent on the mine plan and other factors, including the size, shape and geotechnical aspects of an ore body. The Group accounts for stripping activities as follows:

Development stripping costs
These are initial overburden removal costs incurred to obtain access to mineral deposits that will be commercially produced. These costs are capitalised when it is probable that future economic benefits (access to mineral ores) will flow to the Group and costs can be measured reliably.
Once the production phase begins, capitalised development stripping costs are depreciated using the units of production method based on the proven and probable reserves of the relevant identified component of the ore body which the initial stripping activity benefits.
Production stripping costs
These are post initial overburden removal costs incurred during the normal course of production activity, which commences after the first saleable minerals have been extracted from the component. Production stripping costs can give rise to two benefits, the accounting for which is outlined below:

Production stripping activity
Benefits of stripping activity	Extraction of ore (inventory) in current period.	Improved access to future ore extraction.

Period benefited	Current period	Future period(s)

Recognition and measurement criteria	When the benefits of stripping activities are realised in the form of inventory produced; the associated costs are recorded in accordance with the Group’s inventory accounting policy.
When the benefits of stripping activities are improved access to future ore; production costs are capitalised when all the following criteria are met:

•   the production stripping activity improves access to a specific component of the ore body and it is probable that economic benefits arising from the improved access to future ore production will be realised

•   the component of the ore body for which access has been improved can be identified

•   costs associated with that component can be measured reliably

Allocation of costs	Production stripping costs are allocated between the inventory produced and the production stripping asset using a life-of-component
waste-to-ore
(or mineral contained) strip ratio. When the current strip ratio is greater than the estimated life-of-component
ratio a portion of the stripping costs is capitalised to the production stripping asset.

Asset recognised from stripping activity	Inventory	Other mineral assets within property, plant and equipment.

Depreciation basis	Not applicable	On a component-by-component basis using the units of production method based on proven and probable reserves.

Key judgements and estimates
Judgements:
Judgement is applied by management in determining the components of an ore body.
Estimates:
Estimates are used in the determination of stripping ratios and mineral reserves by component. Changes to estimates related to life-of-component
waste-to-ore
(or mineral contained) strip ratios and the expected ore production from identified components are accounted for prospectively and may affect depreciation rates and asset carrying values.
Depreciation
Depreciation of assets, other than land, assets under construction and capitalised exploration and evaluation that are not depreciated, is calculated using either the straight-line (SL) method or units of production (UoP) method, net of residual values, over the estimated useful lives of specific assets. The depreciation method and rates applied to specific assets reflect the pattern in which the asset’s benefits are expected to be used by the Group. The Group’s proved and probable reserves for minerals assets are used to determine UoP depreciation unless doing so results in depreciation charges that do not reflect the asset’s useful life. Where this occurs, alternative approaches to determining reserves are applied, to provide a phasing of periodic depreciation charges that better reflects the asset’s expected useful life.
Where assets are dedicated to a mine lease, the useful lives below are subject to the lesser of the asset category’s useful life and the life of the mine lease, unless those assets are readily transferable to another productive mine.
Assets classified as held for sale are measured at the lower of their carrying amount and fair value less cost to sell and therefore not depreciated.

Key estimates
The determination of useful lives, residual values and depreciation methods involves estimates and assumptions and is reviewed annually. Any changes to useful lives or any other estimates or assumptions, including the expected impact of climate change and the transition to a lower carbon economy, may affect prospective depreciation rates and asset carrying values. The table below summarises the principal depreciation methods and rates applied to major asset categories by the Group.

Category	Buildings	Plant and equipment	Mineral rights	Capitalised exploration, evaluation and development expenditure
Typical depreciation methodology	SL	SL	UoP	UoP

Depreciation rate	25-50 years	3-30 years	Based on the rate of depletion of reserves	Based on the rate of depletion of reserves
Commitments
The Group’s commitments for capital expenditure were US$5,958 million as at 30 June 2024 (2023: US$3,975 million). The Group’s commitments related to leases are included in note 22 ‘Leases’.